INCOME TAXES - Schedule of income tax expense (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Major components of tax expense (income) [abstract]
Current income taxes	$ (21)	$ (17)	$ (55)	$ (49)
Deferred income taxes	(4)	(1)	(9)	(4)
Income taxes	$ (25)	$ (18)	$ (64)	$ (53)
Effective tax rate	20.20%	(25.40%)	19.70%	60.90%